CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Net income (loss)	$ 5,407	$ 13,425	$ 33,808	$ 16,445
Unrealized gains (losses) on cash flow hedge	872	2,745	983	(5,642)
Income tax benefit (expense)	(84)	(104)	(259)	(250)
Other comprehensive income (loss)	788	2,641	724	(5,892)
Comprehensive income (loss)	6,195	16,066	34,532	10,553
Non-controlling interest in comprehensive income	3,020	0	8,561	0
Partners’ interest in comprehensive income (loss)	$ 3,175	$ 16,066	$ 25,971	$ 10,553